Goodwill and Intangible Assets (Tables)	6 Months Ended	12 Months Ended
	Jun. 29, 2014	Dec. 29, 2013
Schedule of Goodwill and Intangible Assets

Goodwill and intangible assets consisted of the following:

	June 29, 2014
	Gross carrying amount	Accumulated amortization	Net carrying amount
Amortized intangible assets:
Advertiser relationships	$59,500	$2,487	$57,013
Customer relationships	5,870	267	5,603
Subscriber relationships	36,720	1,493	35,227
Trade name	270	18	252

Total	$102,360	$4,265	$98,095

Nonamortized intangible assets:
Goodwill	$126,571
Mastheads	46,380

Total	$172,951

	December 29, 2013
	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount
Amortized intangible assets:
Advertiser relationships	$58,520	$610	$57,910
Customer relationships	5,690	59	5,631
Subscriber relationships	36,120	375	35,745
Trade name	270	5	265

Total	$100,600	$1,049	$99,551

Nonamortized intangible assets:
Goodwill	$125,911
Mastheads	45,850

Total	$171,761

Goodwill and intangible assets consisted of the following:

	Successor Company December 29, 2013
	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount
Amortized intangible assets:
Advertiser relationships	$58,520	$610	$57,910
Customer relationships	5,690	59	5,631
Subscriber relationships	36,120	375	35,745
Trade name	270	5	265

Total	$100,600	$1,049	$99,551

Nonamortized intangible assets:
Goodwill	$125,911
Mastheads	45,850

Total	$171,761

	Predecessor Company December 30, 2012
	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount
Amortized intangible assets:
Noncompete agreements	$4,970	$4,839	$131
Advertiser relationships	278,543	145,878	132,665
Customer relationships	8,940	3,597	5,343
Subscriber relationships	82,280	39,226	43,054
Trade name	5,493	3,204	2,289
Publication rights	345	134	211

Total	$380,571	$196,878	$183,693

Nonamortized intangible assets:
Goodwill	$13,742
Mastheads	35,288

Total	$49,030

Intangible Assets Future Amortization Expense	For the years ending the Sunday closest to December 31:

2014	$3,244
2015	6,457
2016	6,457
2017	6,457
2018	6,457
Thereafter	69,023

Total	$98,095

Estimated future amortization expense as of December 29, 2013, is as follows:

For the years ending the Sunday closest to December 31:
2014	$6,292
2015	6,292
2016	6,292
2017	6,292
2018	6,292
Thereafter	68,091

Total	$99,551

Summary of the Change in Goodwill

The changes in the carrying amount of goodwill for the period from December 29, 2013 to June 29, 2014 are as follows:

Balance at December 29, 2013	$125,911
Goodwill acquired in business combination	660

Balance at June 29, 2014	$126,571

The changes in the carrying amount of goodwill for the years ended December 29, 2013 and December 30, 2012 are as follows:

Gross balance at January 1, 2012	$886,843
Accumulated impairment losses	(872,885)

Net balance at January 1, 2012, Predecessor Company	13,958
Goodwill impairment from divestitures (1)	(216)

Balance at December 30, 2012, Predecessor Company	13,742
Gross balance at December 30, 2012	886,843
Accumulated impairment losses	(873,101)

Net balance at December 30, 2012, Predecessor Company	13,742
Consolidation of Local Media	462
Elimination of Predecessor goodwill	(14,204)
Reorganization Plan effects and Fresh Start adjustments	125,911

Balance at November 6, 2013, Successor Company	125,911

Net balance at December 29, 2013, Successor Company	$125,911

(1)	Goodwill impairment was initially recognized in continuing operations and was subsequently reclassified to discontinued operations expense at the time the operations were classified as held for sale.